Income tax expense - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax expense
Income (loss) before tax	€ 573,530	€ (26,725)	€ (11,142)
Tax (expense) income based on expected group tax rate	(159,097)	7,414	3,091
Tax effects of:
Non-deductible expenses (for local taxes)	(304)	(218)	(92)
Other non-deductible expenses & permanent differences	167,289	(5,993)	(8,693)
Tax free income	(238)	90	239
Tax rate difference between group and local tax rates and changes in tax rates	(2,174)	64	58
Prior year adjustments	447	53	(507)
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	(9,211)	6	42
Others	(282)	397	(14)
Total income tax income (expense)	€ (3,570)	€ 1,814	€ (5,877)
Effective total income tax rate (%)	(0.62%)	(6.80%)	52.70%